Commitments Narrative (Details)						1 Months Ended		12 Months Ended
	Jun. 13, 2019 USD ($)	Apr. 09, 2019 USD ($)	Mar. 08, 2019 USD ($)	Nov. 14, 2017 USD ($)	Nov. 11, 2014 USD ($)	Oct. 31, 2019 USD ($)	Oct. 30, 2018 USD ($)	Jul. 31, 2019 USD ($)	Aug. 21, 2019 USD ($)	Aug. 21, 2019 CAD ($)	Oct. 25, 2017 USD ($)
Loss Contingencies [Line Items]
Frequency of periodic payment							Monthly
Periodic consulting fees payable	$ 15,000						$ 10,000
Term of contract							5 years
President And Interim Chief Executive Officer
Loss Contingencies [Line Items]
Periodic rent payable, amount									$ 12,500
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount										$ 10,000
Chief Operating Officer [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount									15,000
Corporate Secretary [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount										$ 7,500
President Of Nmg And Director [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount									16,666
Former Chief Executive Officer And Advisor [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount									$ 12,500
Investment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment						monthly	monthly
Periodic consulting fees payable						$ 12,000	$ 10,000
Increased in periodic payments of consulting fees						$ 16,500
Term of contract						5 years
Ownership percentage for increased in monthly services fee						10.00%
Carroll Road [Member]
Loss Contingencies [Line Items]
Description for lease option to extend	The company has three options to extend the lease and each option is for five years.
Periodic rent payable, amount	$ 15,000
Term of lease	5 years
Carroll Road [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of increased minimum monthly rent	6.00%
Carroll Road [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage of increased minimum monthly rent	1.00%
E Anaheim St [Member]
Loss Contingencies [Line Items]
Description for lease option to extend					The Company has five options to extend the lease and each option is for five years.
Periodic rent payable, amount			$ 6,636.40
Term of lease			5 years
Frequency of periodic payment					Monthly
Percentage of increased minimum monthly rent			5.00%
Monthly rent and common area expenses			$ 8,000
Nmg Ohio Llc [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount					$ 12,500						$ 4,200
Term of lease					5 years						5 years
Nmg Ohio Llc [Member] | On January One Two Thousand Eighteen [Member]
Loss Contingencies [Line Items]
Description for lease option to extend								The guaranteed minimum monthly rent is subject to a 3% increase on each anniversary date of the lease.
Frequency of periodic payment								Monthly
Sunset Corporate Drive [Member]
Loss Contingencies [Line Items]
Periodic rent payable, amount		$ 7,156
Promissory note								$ 12,000
Monthly rent		6,026
Common area expenses		$ 1,129
Ti Nevada [Member] | Consulting Agreement [Member] | Officer [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment				Monthly
Periodic consulting fees payable				$ 16,667
Term of contract				3 years
Toro Pacific Management Inc [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Periodic consulting fees payable				$ 10,000			$ 12,000